Guarantees	12 Months Ended
Dec. 31, 2019
Guarantees [Abstract]
Guarantees	Guarantees NRG and its subsidiaries enter into various contracts that include indemnification and guarantee provisions as a routine part of the Company's business activities. Examples of these contracts include asset purchases and sale agreements, commodity sale and purchase agreements, retail contracts, joint venture agreements, EPC agreements, operation and maintenance agreements, service agreements, settlement agreements, and other types of contractual agreements with vendors and other third parties, as well as affiliates. These contracts generally indemnify the counterparty for tax, environmental liability, litigation and other matters, as well as breaches of representations, warranties and covenants set forth in these agreements. The Company is obligated with respect to customer deposits associated with the Company's retail businesses. In some cases, NRG's maximum potential liability cannot be estimated, since the underlying agreements contain no limits on potential liability.
The following table summarizes the maximum potential exposures that can be estimated for NRG's guarantees, indemnities, and other contingent liabilities by maturity:

	By Remaining Maturity at December 31,
(In millions)	2019
Guarantees	Under 1 Year	1-3 Years	3-5 Years	Over 5 Years	Total	2018 Total
Letters of credit and surety bonds(a)	$878	$115	$31	$—	$1,024	$1,253
Asset sales guarantee obligations	4	490	—	204	698	793
Other guarantees	77	5	—	206	288	721
Total guarantees	$959	$610	$31	$410	$2,010	$2,767
(a)December 31, 2019 includes $14 million of letter of credit and surety bonds for the benefit of GenOn where NRG holds cash or letter of credit to back stop the liability

Letters of credit and surety bonds — As of December 31, 2019, NRG and its consolidated subsidiaries were contingently obligated for a total of $1.0 billion under letters of credit and surety bonds. Most of these letters of credit and surety bonds are issued in support of the Company's obligations to perform under commodity agreements and obligations associated with future closure and maintenance of ash sites, as well as for financing or other arrangements. A majority of these letters of credit and surety bonds expire within one year of issuance, and it is typical for the Company to renew them on similar terms.
The material indemnities, within the scope of ASC 460, are as follows:
Asset sales — The purchase and sale agreements which govern NRG's asset or share investments and divestitures customarily contain guarantees and indemnifications of the transaction to third parties. The contracts indemnify the parties for liabilities incurred as a result of a breach of a representation or warranty by the indemnifying party, or as a result of a change in tax laws. These obligations generally have a discrete term and are intended to protect the parties against risks that are difficult to predict or estimate at the time of the transaction. In several cases, the contract limits the liability of the indemnifier. NRG has no reason to believe that the Company currently has any material liability relating to such routine indemnification obligations, except as described in Note 4, Acquisitions, Discontinued Operations and Dispositions.
Other guarantees — NRG has issued other guarantees of obligations including payments under certain agreements with respect to certain of its unconsolidated subsidiaries, payment or performance by fuel providers and payment or reimbursement of credit support and deposits. The Company does not believe that it will be required to perform under these guarantees.
Other indemnities — Other indemnifications NRG has provided cover operational, tax, litigation and breaches of representations, warranties and covenants. NRG has also indemnified, on a routine basis in the ordinary course of business, consultants or other vendors who have provided services to the Company. NRG's maximum potential exposure under these indemnifications can range from a specified dollar amount to an indeterminate amount, depending on the nature of the transaction. Total maximum potential exposure under these indemnifications is not estimable due to uncertainty as to whether claims will be made or how they will be resolved. NRG does not have any reason to believe that the Company will be required to make any material payments under these indemnity provisions.
Because many of the guarantees and indemnities NRG issues to third parties and affiliates do not limit the amount or duration of its obligations to perform under them, there exists a risk that the Company may have obligations in excess of the amounts described above. For those guarantees and indemnities that do not limit the Company's liability exposure, it may not be able to estimate what the Company's liability would be, until a claim is made for payment or performance, due to the contingent nature of these contracts.